Note 39 - Administration Costs - Personnel Expenses Breakdown (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Classes Of Employee Benefits Expense
Wages And Salaries	€ 2,435	€ 2,432
Social Security Contributions	396	369
Employer contributions	55	51
Defined benefit plans	24	30
Other Employee Expense	222	223
Total Employee Benefits Expense	€ (3,131)	€ (3,104)